Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 56,307	$ 56,361
Adjustment for transition to new accounting standard			$ (31)
Restated opening balance			56,330
Adjustment on currency translation	2,888	426
Adjustments to capitalised closure costs	946	840
Amounts capitalised	340	321	296
Additions	6,311	5,530
Depreciation for the year	(3,796)	(3,979)
Impairment charges	(863)	(3,476)
Disposals	(95)	(72)
Transfers and other movements	(31)	387
Property, plant and equipment at end of period	62,007	56,307	56,361
Non-current assets pledged as security	14,245	12,758
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	112,285
Property, plant and equipment at end of period	121,739	112,285
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(55,978)
Property, plant and equipment at end of period	(59,732)	(55,978)
Mining properties and leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	10,402	11,063
Adjustment for transition to new accounting standard			0
Restated opening balance			11,063
Adjustment on currency translation	457	27
Adjustments to capitalised closure costs	946	840
Amounts capitalised	0	0
Additions	329	433
Depreciation for the year	(666)	(729)
Impairment charges	(327)	(1,339)
Disposals	(2)	0
Transfers and other movements	34	107
Property, plant and equipment at end of period	11,173	10,402	11,063
Non-current assets pledged as security	1,712	1,805
Mining properties and leases | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	24,875
Property, plant and equipment at end of period	25,052	24,875
Mining properties and leases | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(14,473)
Property, plant and equipment at end of period	(13,879)	(14,473)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,403	6,263
Adjustment for transition to new accounting standard			0
Restated opening balance			6,263
Adjustment on currency translation	307	72
Adjustments to capitalised closure costs	0	0
Amounts capitalised	0	0
Additions	45	46
Depreciation for the year	(354)	(381)
Impairment charges	(85)	(96)
Disposals	(13)	(9)
Transfers and other movements	66	508
Property, plant and equipment at end of period	6,369	6,403	6,263
Non-current assets pledged as security	494	571
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	11,517
Property, plant and equipment at end of period	12,178	11,517
Land and buildings | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(5,114)
Property, plant and equipment at end of period	(5,809)	(5,114)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	31,491	32,019
Adjustment for transition to new accounting standard			(31)
Restated opening balance			31,988
Adjustment on currency translation	1,758	286
Adjustments to capitalised closure costs	0	0
Amounts capitalised	0	0
Additions	726	616
Depreciation for the year	(2,776)	(2,869)
Impairment charges	(369)	(1,115)
Disposals	(64)	(44)
Transfers and other movements	1,988	2,629
Property, plant and equipment at end of period	32,754	31,491	32,019
Non-current assets pledged as security	5,065	5,111
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	66,705
Property, plant and equipment at end of period	71,603	66,705
Plant and equipment | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(35,214)
Property, plant and equipment at end of period	(38,849)	(35,214)
Capital works in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	8,011	7,016
Adjustment for transition to new accounting standard			0
Restated opening balance			7,016
Adjustment on currency translation	366	41
Adjustments to capitalised closure costs	0	0
Amounts capitalised	340	321
Additions	5,211	4,435
Depreciation for the year	0	0
Impairment charges	(82)	(926)
Disposals	(16)	(19)
Transfers and other movements	(2,119)	(2,857)
Property, plant and equipment at end of period	11,711	8,011	$ 7,016
Non-current assets pledged as security	6,974	5,271
Capital works in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	9,188
Property, plant and equipment at end of period	12,906	9,188
Capital works in progress | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,177)
Property, plant and equipment at end of period	$ (1,195)	$ (1,177)